UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-22335)

Evermore Funds Trust
(Exact name of registrant as specified in charter)

89 Summit Avenue
3rd Floor
Summit, New Jersey 07901
(Address of principal executive offices) (Zip code)

Eric LeGoff
Evermore Funds Trust
89 Summit Avenue
3rd Floor
Summit, New Jersey 07901
(Name and address of agent for service)

(866) 383-7667
Registrant’s telephone number, including area code

Date of fiscal year end: December 31, 2019

Date of reporting period:  September 30, 2019

Item 1. Schedule of Investments.

Evermore Global Value Fund

SCHEDULE OF INVESTMENTS at September 30, 2019 (Unaudited)

Shares		Value
COMMON STOCKS - 93.0%
Aerospace & Defense - 1.8%
7,566,131	Bombardier, Inc. - Class B (Canada) (1)	$10,222,572

Capital Markets - 5.2%
290,314	AURELIUS Equity Opportunities SE & Co. KGaA (Germany) (2)	11,979,997
353,600	KKR & Co, Inc. - Class A (United States)	9,494,160
341,270	Tikehau Capital SCA (France) (8)	7,513,765
		28,987,922
Chemicals - 7.2%
606,148	Kraton Corp. (United States) (1)(4)	19,572,520
143,433	DuPont de Nemours, Inc. (United States)	10,228,207
136,999	Dow, Inc. (United States)	6,528,002
143,433	Corteva, Inc. (United States) (1)	4,016,124
		40,344,853
Consumer Finance - 1.4%
16,710,000	Emergent Capital, Inc. (United States) (1)(5)(8)	5,347,200
3,605,825	B2Holding ASA (Norway)	2,471,223
		7,818,423
Diversified Telecommunication Services - 4.5%
743,480	Nordic Entertainment Group AB - Class B (Sweden)	17,582,412
2,812,289	ICE Group AS (Norway) (1)(8)	6,769,784
7,087,431	Net1 International Holdings AS (Norway) (1)(3)(8)(9)	779,040
		25,131,236
Energy Equipment & Services - 2.6%
5,103,942	Magseis Fairfield ASA (Norway) (1)	5,834,583
1,675,862	Northern Drilling, Ltd. (Norway) (1)	4,476,260
561,470	Borr Drilling Ltd. (Norway) (1)	2,906,821
272,000	Borr Drilling Ltd. (United States) (1)(2)	1,398,080
		14,615,744
Entertainment - 4.4%
1,528,835	Modern Times Group MTG AB - B Shares (Sweden)	12,669,822
92,700	Walt Disney Co. (United States)	12,080,664
		24,750,486
Food Products - 7.7%
2,606,848	Atlantic Sapphire AS (Norway) (1)	30,373,325
1,826,003	Salmones Camanchaca SA (Chile)	12,684,967
		43,058,292
Hotels, Restaurants & Leisure - 6.4%
558,685	Universal Entertainment Corp. (Japan) (1)(2)	18,032,931
1,186,606	Gamesys Group Plc (United Kingdom) (1)	10,752,710
2,342,942	Codere SA Restricted (Spain) (Acquired 08/03/2016 through 01/26/2017, cost $18,708,943) (1)(3)(8)(9)(10)	7,267,827
		36,053,468
Industrial Conglomerates - 7.7%
272,537	EXOR NV (Netherlands)	18,262,805
3,586,150	Bollore SA (France)	14,861,022
209,252	Lifco AB - B Shares (Sweden)	9,867,359
		42,991,186
Life Sciences Tools & Services - 2.0%
3,165,125	Enzo Biochem, Inc. (United States) (1)(5)	11,394,450

Marine - 17.4%
886,456	Scorpio Tankers, Inc. (Monaco)	26,380,930
2,042,887	Frontline, Ltd. (Norway) (1)(2)	18,590,271
2,851,002	Scorpio Bulkers, Inc. (Monaco)	17,334,092
1,186,661	Genco Shipping & Trading, Ltd. (United States) (1)	10,917,281
898,200	Star Bulk Carriers Corp. (Greece) (1)(2)	9,044,874
478,597	Navios Maritime Partners LP (Greece)	8,485,525
3,630,223	Navios Maritime Containers LP (Greece) (1)(5)(8)	7,224,144
		97,977,117
Media - 4.0%
813,098	Vivendi SA (France) (4)	22,315,506

Metals & Mining - 3.9%
1,707,679		Constellium NV - Class A (Netherlands) (1)		21,704,600

Oil, Gas & Consumable Fuels - 2.8%
681,650		Par Pacific Holdings Inc. (United States) (1)		15,582,519

Pharmaceuticals - 3.1%
998,112		Fagron NV (Belgium)		17,689,190

Professional Services - 2.6%
712,963		AF POYRY AB (Sweden)		14,340,304

Semiconductors & Semiconductor Equipment - 5.4%
2,107,539		MagnaChip Semiconductor Corp. (South Korea) (1)(5)		21,370,446
437,353		Xperi Corp. (United States) (4)		9,044,460
				30,414,906
Technology Hardware, Storage & Peripherals - 2.9%
824,910		S&T AG (Austria) (2)		16,408,828

TOTAL COMMON STOCKS
(Cost $505,488,464)				521,801,602

Principal Amount				Value
CORPORATE OBLIGATION - 2.2%
Consumer Finance - 2.2%
$ 12,916,709		Emergent Capital, Inc., 11.500%, 7/15/2021 (United States) (8)		12,405,268
TOTAL CORPORATE OBLIGATION
(Cost $12,491,532)				12,405,268

Shares				Value
WARRANTS - 0.1%
Consumer Finance - 0.1%
4,344,786		Emergent Capital, Inc., Expiration: July, 2025, Exercise Price $0.20 (United States) (1)(3)(8)(9)		841,434

TOTAL WARRANTS
(Cost $0)				841,434

Contracts (6)			Notional Value	Value
CALL OPTIONS PURCHASED - 0.1%
1,000		CBOE VIX Futures Index, Expiration: November, 2019, Strike Price $15.00 (United States)	$1,500,000	389,999
2,800		Frontline Ltd., Expiration: February, 2020, Strike Price $10.00 (United States) (8)	2,548,000	245,000
675		Walt Disney Co., Expiration: January, 2020, Strike Price $150.00 (United States)	8,796,600	66,488
TOTAL CALL OPTIONS PURCHASED
(Cost $914,596)				701,487

PUT OPTIONS PURCHASED - 0.1%
1,000		SPDR S&P 500 ETF Trust, Expiration: November, 2019, Strike Price $290.00 (United States)	29,677,000	377,500
825		DuPont de Nemours, Inc., Expiration: December, 2019, Strike Price $70.00 (United States)	5,883,075	270,188
200		Tesla, Inc., Expiration: January, 2020, Strike Price $100.00 (United States)	4,817,400	13,700

TOTAL PUT OPTIONS PURCHASED
(Cost $759,157)				661,388

Shares				Value
SHORT-TERM INVESTMENT - 3.4%
Money Market Fund - 3.4%
18,879,977		First American Treasury Obligations Fund - Class X, 1.87% (7)		18,879,977
TOTAL SHORT-TERM INVESTMENT
(Cost $18,879,977)				18,879,977

SECURITIES HELD AS COLLATERAL ON LOANED SECURITIES - 6.4%
Money Market - 3.8%
21,280,559		First American Government Obligations Fund - Class Y, 1.64% (7)		21,280,558
14,509,360		Dreyfus Government Cash Management - Investor Class, 1.85% (7)		14,509,360
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING
(Cost $35,789,918)				35,789,918

TOTAL INVESTMENTS IN SECURITIES - 105.3%
(Cost $574,323,644)				591,081,074
Liabilities in Excess of Other Assets - (5.3)%				(29,510,606)
TOTAL NET ASSETS - 100.0%				$561,570,468

Percentages are stated as a percent of net assets.

	(1)	Non-income producing security.
	(2)
All or a portion of this security is on loan. At September 30, 2019 the total value of securities on loan was $34,266,203. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

	(3)	These securities were fair valued in good faith by the Adviser’s Valuation Committee. The aggregate value of these securities at September 30, 2019 were $8,888,301 which represents 1.6% of net assets.
	(4)
All or a portion of this security was segregated as collateral for written options. Written options are collateralized with fully paid securities and cash with a value of $16,567,368 and $569,694 respectively at September 30, 2019.

	(5)	Affiliated company as defined by the Investment Company Act of 1940. Please refer to “Investments in Affiliates” for further disclosures related to these affiliated securities.
	(6)	100 shares per contract.
	(7)	Seven-day yield as of September 30, 2019.
	(8)	The Advisor has deemed a portion of these securities as illiquid. These securities have a value of $48,393,460, which represents 8.6% of total net assets at September 30, 2019.
	(9)	Value determined using significant unobservable inputs.
	(10)	This security is restricted. This security has a value of $7,267,827, which represents 1.3% of total net assets at September 30, 2019.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”).

Country	Long
United States^	32.9%
Norway	12.9%
Sweden	9.7%
France	8.0%
Monaco	7.8%
Netherlands	7.1%
Greece	4.4%
South Korea	3.8%
Japan	3.2%
Belgium	3.1%
Austria	2.9%
Chile	2.3%
Germany	2.2%
United Kingdom	1.9%
Canada	1.8%
Spain	1.3%
Total	105.3%
Percentages are stated as a percent of net assets.
^	United States allocation includes Short-Term Investment-Money Market Fund of 3.4% and Securities Held as Collateral on Loaned Securities of 6.4%

SCHEDULE OF FORWARD FOREIGN CURRENCY CONTRACTS at September 30, 2019 (Unaudited)
As of September 30, 2019, the Fund had the following forward currency contracts outstanding

		Currency to be Received				Currency to be Delivered
							Net Unrealized
			Currency to be	USD Value at		USD Value at	Appreciation
Settlement Date	Amount	Currency	September 30, 2019	Amount	Currency	September 30, 2019	(Depreciation)
12/13/2019	126,263,258	USD	$126,263,258	113,440,000	EUR	$124,362,102	$1,901,156	(a)
12/13/2019	69,666,047	USD	69,666,047	620,620,000	NOK	68,298,923	1,367,124	(a)
12/13/2019	58,839,071	USD	58,839,071	564,555,000	SEK	57,645,338	1,193,733	(a)
12/13/2019	17,353,853	USD	17,353,853	1,846,450,000	JPY	17,170,671	183,183	(a)
12/13/2019	10,247,632	USD	10,247,632	13,470,000	CAD	10,179,898	67,734	(a)
12/13/2019	10,729,920	USD	10,729,920	8,659,851	GBP	10,680,660	49,259	(a)
			$293,099,781			$288,337,592	$4,762,189
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
USD	U.S. Dollars
(a)	Counterparty: forward foreign currency contracts outstanding with Bank of New York Mellon.

Evermore Global Value Fund
Summary of Fair Value Exposure at September 30, 2019 (Unaudited)

The Evermore Global Value Fund (“the Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. The types of assets generally included in this category are domestic equities listed in active markets and foreign equities listed in active markets that have not been fair valued using FVIS.

• Level 2 —Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, credit risk, yield curves and similar data. The types of assets generally included in this category are bonds, financial instruments classified as derivatives and foreign equities fair valued using FVIS.

• Level 3— Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or required significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, default rates and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may also include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the level inputs used to value the Fund’s net assets as of September 30, 2019 (see Schedule of Investments for industry breakout):

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$513,754,735	$-	$8,046,867	$521,801,602
Corporate Obligations	–	12,405,268	–	12,405,268
Warrants	–	–	841,434	841,434
Call Options Purchased	–	701,487	–	701,487
Put Options Purchased	–	661,388	–	661,388
Short-Term Investments	18,879,977	–	–	18,879,977
Investments Purchased With Proceeds From Securities Lending Collateral	35,789,918	–	–	35,789,918
Total Investments in Securities	568,424,630	13,768,143	8,888,301	591,081,074
Unrealized appreciation on Forward Foreign Currency *	-	4,762,189	–	4,762,189
Total Assets	568,424,630	18,530,332	8,888,301	595,843,263

* Forward foreign currency contracts are reflected at the unrealized appreciation, while options written are reflected at value.

Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Common Stocks	Warrants
Balance as of January 1, 2019	$27,379,284	$103,975
Purchases	2,541,056	-
Sales proceeds and paydowns	(29,873)	-
Realized gain (loss)	(106,079)	-
Change in unrealized appreciation (depreciation)	(15,746,776)	737,458
Transfers into/(out of) Level 3	(5,990,745)	-
Balance as of September 30, 2019	$8,046,867	$841,433
Change in unrealized appreciation (depreciation) during the
period for Level 3 investments held at September 30, 2019.	$(10,991,667)	$737,458

The Level 3 amounts disclosed in the table above consist of three securities that are fair valued in good faith, using significant unobservable inputs, by the Adviser’s Valuation Committee. The table below includes the quantitative information about the Level 3 fair value measurements for these securities:

Investment Type	Fair Value	Valuation Methodology	Unobservable Input Type	Inputs	MarketValue Impact if Input Increases
Common Stock	7,267,827	Market Approach	Last available 10 day volume weighted average price	2.85 Euro	Increase
					Increase
Common Stock	779,040	Market Approach	Last available 10 day volume weighted average price	1 Nok	Increase
Warrant	841,434	Options pricing model	Illiquidity discount rate	25.00%	Decrease
			Default rate	15.50%	Decrease

Investments in Affiliates
The Fund owned 5% or more of the voting securities of the following companies during the period ended September 30, 2019. As a result, these companies are deemed to be affiliated companies. The below table represents market value:

Issuer	Value Jan. 1, 2019	Purchases		Sales	Realized Gain (Loss)
AXXIS Geo Solution[1]	$74,537	$-		$115,321	$(331,959)[2]
Emergent Capital, Inc. (United States)	-	3,342,000	[3]	-	-
Enzo Biochem, Inc. (United States)	10,076,566	1,203,062		2,889,476	(3,918,018)
MagnaChip Semiconductor Corp. (South Korea)	15,130,845	1,104,629		2,681,972	(2,016,102)
Navios Maritime Containers LP (Greece)	10,273,533	-		2	(2)
	$35,555,481	$5,649,691		$5,686,771	$(6,266,081)

Issuer	Change in Unrealized Appreciation (Depreciation)	Dividend Income		Value September 30, 2019	Share Balance September 30, 2019
AXXIS Geo Solution[1]	$372,743	$-		$-	–
Emergent Capital, Inc. (United States)	2,005,200	-		5,347,200	16,710,000
Enzo Biochem, Inc. (United States)	6,922,316	-		11,394,450	3,165,125
MagnaChip Semiconductor Corp. (South Korea)	9,833,046	-		21,370,446	2,107,539
Navios Maritime Containers LP (Greece)	(3,049,385)	-		7,224,144	3,630,223
	$16,083,920	$-		$45,336,240	25,612,887
[1] Formerly Songa Bulk ASA. Issuer was no longer an affiliate as of September 30, 2019.
[2] $1,737 due to currency translations.
[3] Due to corporate action from a similar security of the same issuer.

Item 2. Controls and Procedures.
(a)
The Registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Evermore Funds Trust

By (Signature and Title)*          /s/ Eric LeGoff
Eric LeGoff, Chief Executive Officer/President

Date       11/14/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*          /s/ Eric LeGoff
Eric LeGoff, Chief Executive Officer/President

Date       11/14/2019

By (Signature and Title)*         /s/ Bartholomew Tesoriero
Bartholomew Tesoriero, Chief Financial Officer/Treasurer

Date       11/14/2019

* Print the name and title of each signing officer under his or her signature.